Expense Example (Invesco Van Kampen V.I. Mid Cap Value Fund, Series II shares, Invesco Van Kampen V.I. Mid Cap Value Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Mid Cap Value Fund | Series II shares, Invesco Van Kampen V.I. Mid Cap Value Fund
Example
Expense Example, By Year, Column [Text]	Series II shares
1 Year	$ 116
3 Years	394
5 Years	693
10 Years	$ 1,543